Consolidated Statements of Operations and Comprehensive (Loss)/ Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net revenue		$ 2,557,266	$ 7,323,356	$ 6,293,340
Cost of revenues		(1,733,433)	(2,422,262)	(2,663,924)
Gross profit		823,833	4,901,094	3,629,416
Operating expenses
Selling expenses		(34,712,633)	(1,279,005)	(758,593)
General and administrative expenses		(4,294,422)	(3,558,452)	(2,199,987)
Research and development expense		(30,042)	(89,968)
Total operating expenses		(39,037,097)	(4,927,425)	(2,958,580)
Operating (loss)/profit		(38,213,264)	(26,331)	670,836
Other income/(expenses), net
Financial expenses		(355,669)	(75,392)	(10,615)
Financial income		1,702	206,592	9,287
Gain on disposal of subsidiaries		4,802,411
Gain/(loss) on deregistration of subsidiaries		387,847	79,202	(347,423)
Other income/(expenses), net		1,077,648	404,948	(13,754)
Total other income/(expenses), net		5,913,939	615,350	(362,505)
(Loss)/income before income tax provision		(32,299,325)	589,019	308,331
Income tax (expense)/benefit		(228,546)	51,466	(28,766)
Net (loss)/income		(32,527,871)	640,485	279,565
Less: net income attributable to non-controlling interests		2,250
Net (loss)/income attributable to ordinary shareholders of the Company		(32,530,121)	640,485	279,565
Other comprehensive (loss)/income, net of tax:
Foreign currency translation adjustments		43,618	(4,536)	(144,906)
Total comprehensive (loss)/income		(32,484,253)	635,949	134,659
Less: comprehensive income attributable to non-controlling interests		2,250
Total comprehensive (loss)/income attributable to ordinary shareholders of the Company		$ (32,486,503)	$ 635,949	$ 134,659
(Loss)/earnings per share*
Basic (in Dollars per share)	[1]	$ (0.4001)	$ 0.0123	$ 0.0056
Diluted (in Dollars per share)	[1]	$ (0.4001)	$ 0.0123	$ 0.0056
Weighted average shares used in calculating net (loss)/earnings per share*
Basic (in Shares)	[1]	81,308,523	51,980,418	50,000,000
Diluted (in Shares)	[1]	81,308,523	51,980,418	50,000,000

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.